Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, January 1, 2024	79,824,125	(4,662,694)	75,161,431

Acquisitions and improvements	15,166,025	—	15,166,025
Depreciation for the year	—	(6,177,651)	(6,177,651)

Balance, December 31, 2024	94,990,150	(10,840,345)	84,149,805

Depreciation for the year	—	(6,501,884)	(6,501,884)

Balance, December 31, 2025	94,990,150	(17,342,229)	77,647,921